Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of subsidiaries - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	S/ 584,217	S/ 453,610
Cumbra Peru S.A. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	533,389	414,415
Cumbra Ingenieria S.A. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	38,922	24,177
Unna Transporte S.A.C. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	6,192	10,291
Unna Energia S.A. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	5,617	4,718
Others [Member]
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	S/ 97	S/ 9